Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Summary of finance income and costs

Recognized in the statement of profit or loss:

	31 December	31 December	31 December
	2024	2023	2022
Interest income	7,539,961	4,502,121	3,070,183
Income from financial assets carried at fair value	1,706,465	6,648,585	2,510,355
Cash flow hedges – reclassified to profit or loss(*)	-	4,746,542	-
Net fair value gains on derivative financial instruments and interest	-	1,652,279	-
Other	1,132,007	734,142	133,517
Finance income	10,378,433	18,283,669	5,714,055

Net foreign exchange losses	(3,753,432)	(20,236,739)	(10,330,380)
Net interest expenses for financial assets and liabilities measured at amortized cost	(11,456,857)	(8,427,797)	(6,164,873)
Net fair value losses on derivative financial instruments and interest	(1,148,598)	-	(9,501,159)
Cash flow hedges - reclassified to profit or loss(*)	(613,555)	-	9,028,985
Other	(53,448)	(112,488)	(284,622)
Finance costs	(17,025,890)	(28,777,024)	(17,252,049)
Monetary gain (loss)	5,850,537	5,510,752	11,214,047
Net finance costs	(796,920)	(4,982,603)	(323,947)
(*)

Reclassification adjustments relating to cash flow hedge are TL 142,580, TL 5,317,587 and TL 10,292,928 and reclassification adjustments relating to cost of hedging reserve are TL (756,135), TL (571,045) and TL (1,263,943) for the years ended 31 December 2024, 2023, 2022 respectively.